Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Statements of Cash Flows
37.	Statements of Cash Flows

(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Interest income	₩	(73,064)	(87,245)	(70,055)
Dividends		(57,060)	(35,818)	(43,014)
Gain on foreign currency translations		(3,671)	(9,344)	(1,199)
Gain (loss) relating to investments in subsidiaries, associates and joint ventures, net		63,602	(321,787)	(10,928)
Gain on disposal of property and equipment and intangible assets		(127,058)	(37,316)	(21,898)
Gain relating to financial instruments at FVTPL		(58,256)	(190,368)	(115,043)
Other finance costs		23,367	—	—
Interest expense		383,194	403,129	389,813
Loss on foreign currency translations		3,029	3,575	1,227
Loss on repayment of debentures		468	—	—
Loss on sale of accounts receivables-other		17,513	35,317	65,027
Income tax expense		347,177	374,670	342,242
Expense related to defined benefit plan		120,568	130,581	124,439
Share option expenses (reversal)		(744)	6,696	18,889
Bonus paid by treasury shares		262	24,988	20,420
Depreciation and amortization		3,590,217	3,699,890	3,750,796
Bad debt for accounts receivables - trade		44,183	49,865	37,906
Loss on disposal of property and equipment and intangible assets		15,296	17,427	9,369
Impairment loss on property and equipment and intangible assets		3,140	94,736	10,369
Impairment loss on assets held for sale		12,320	—	—
Bad debt for accounts receivable – other		3,282	4,838	5,256
Loss relating to financial instruments at FVTPL		16,350	133,006	49,641
Loss on disposal of investment assets		7,298	—	—
Increase in other provisions		107,924	—	—
Other income (expenses)		(2,718)	16,373	(16,919)

	₩	4,436,619	4,313,213	4,546,338

(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Accounts receivable – trade	₩	47,995	(69,043)	(46,531)
Accounts receivable – other		(44,132)	(51,028)	79,223
Advanced payments		15,478	4,503	3,986
Prepaid expenses		(361,744)	(11,233)	(2,262)
Inventories		33,402	(35,661)	(17,549)
Long-term accounts receivable – other		34,179	135,823	66,036
Contract assets		(52,820)	(6,966)	3,877
Guarantee deposits		2,013	15,552	(2,117)
Accounts payable – trade		(20,297)	(10,039)	50,442
Accounts payable – other		233,283	(161,778)	(188,318)
Withholdings		94,239	138,672	(3,714)
Contract liabilities		185,984	17,213	(19,620)
Deposits received		9,737	(1,835)	(1,744)
Accrued expenses		(135,674)	81,025	(73,734)
Provisions		(5,555)	(160)	(566)
Long-term provisions		(754)	(357)	(1,061)
Plan assets		82,445	6,110	(17,772)
Retirement benefits payment		(270,415)	(157,801)	(99,396)
Others		8,428	(1,810)	(3,343)

	₩	(144,208)	(108,813)	(274,163)

(3)	Material non-cash transactions for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Decrease in accounts payable – other relating to the acquisition of property and equipment and intangible assets	₩	(194,029)	(130,413)	(305,823)
Increase of right-of-use assets		278,554	523,494	345,761
Transfer from property and equipment to investment property		16,929	(5,482)	13,900
Increase in accounts payable – other relating to the acquisition of shares		—	1,195,642	—

(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025
	January 1, 2025		Cash flows		Non-cash transactions
					Exchange rate changes(*1)	Fair value changes	Other changes	December 31, 2025
Total liabilities from financing activities:
Short-term borrowings	₩	100,000		30,000	—	—	—	130,000
Long-term borrowings		515,600		(12,500)	—	—	25	503,125
Debentures		8,511,280		(246,201)	(31,078)	—	(20,097)	8,213,904
Lease liabilities		1,637,951		(372,834)	—	—	260,681	1,525,798
Long-term payables – other		907,720		(369,150)	—	—	9,391	547,961
Derivative financial liabilities		748		—	—	(127)	—	621
Derivative financial assets		(270,797)		52,859	—	16,676	—	(201,262)

	₩	11,402,502		(917,826)	(31,078)	16,549	250,000	10,720,147
Other cash flows from financing activities:
Payments of cash dividends			₩	(628,359)
Payments of interest on hybrid bonds				(19,800)
Acquisition of treasury shares
Cash outflow from transactions with the non-controlling shareholders(*2)				(1,145,870)
Cash inflow from transactions with the non-controlling shareholders				92

				(1,793,937)

			₩	(2,711,763)

(*1)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.
(*2)
Includes ₩1, 145,870 million of consideration paid to
non-controlling
shareholders for the acquisition of additional shares in SK Broadband Co., Ltd., a subsidiary of the Parent Company, for the year ended December 31, 2025.

(In millions of won)
	2024
	January 1, 2024		Cash flows		Non-cash transactions
					Exchange rate changes(*)	Fair value changes	Other changes	December 31, 2024
Total liabilities from financing activities:
Short-term borrowings	₩	—		100,000	—	—	—	100,000
Long-term borrowings		718,078		(202,500)	—	—	22	515,600
Debentures		8,325,643		725	179,773	—	5,139	8,511,280
Lease liabilities		1,611,433		(381,347)	—	—	407,865	1,637,951
Long-term payables – other		1,260,453		(369,150)	—	—	16,417	907,720
Derivative financial liabilities		9,212		—	—	(8,464)	—	748
Derivative financial assets		(116,210)		—	—	(154,587)	—	(270,797)

	₩	11,808,609		(852,272)	179,773	(163,051)	429,443	11,402,502
Other cash flows from financing activities:
Payments of cash dividends			₩	(804,317)
Payments of interest on hybrid bonds				(19,800)
Acquisition of treasury shares				(15,788)
Cash outflow from transactions with the non-controlling shareholders				(133,393)
Cash inflow from transactions with the non-controlling shareholders				15,717

				(957,581)

			₩	(1,809,853)

(*)	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.